Pensions - History of defined benefit schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pensions
Fair value of plan assets	£ 37,598	£ 57,787	£ 57,249	£ 51,925	£ 48,752
Present value of plan obligations	(27,601)	(46,808)	(48,864)	(44,115)	(39,607)
Net surplus	9,997	10,979	8,385	7,810	9,145
Actual return on plan assets	£ (19,285)	£ 1,667	£ 7,064	£ 4,930	£ (848)
Actual return on plan assets - %	(33.40%)	2.90%	13.60%	10.10%	(1.70%)
Plan liabilities
Pensions
Experience (losses)/gains	£ (2,137)	£ 237	£ 455	£ 279	£ (81)
Plan assets
Pensions
Experience (losses)/gains	(20,326)	872	6,027	3,556	(2,090)
Main Scheme
Pensions
Fair value of plan assets	34,016	52,021	51,323	46,555	43,806
Present value of plan obligations	(24,733)	(42,020)	(43,870)	(39,669)	(35,466)
Net surplus	9,283	10,001	7,453	6,886	8,340
Actual return on plan assets	£ (17,248)	£ 1,554	£ 6,422	£ 4,266	£ (768)
Actual return on plan assets - %	(33.20%)	3.00%	13.80%	9.70%	(1.70%)
Main Scheme | Plan liabilities
Pensions
Experience (losses)/gains	£ (2,053)	£ 241	£ 427	£ 275	£ (122)
Main Scheme | Plan assets
Pensions
Experience (losses)/gains	£ (18,180)	£ 841	£ 5,486	£ 3,021	£ (1,891)